Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Summary information by segment
Number of principal business segments | segment	2
Revenues	$ 1,718,518	$ 1,150,054	$ 655,800
Advertising & Marketing
Summary information by segment
Revenues	1,499,180	996,745	570,982
Value-added services
Summary information by segment
Revenues	$ 219,338	$ 153,309	$ 84,818